Accounting Policies	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Accounting Policies
ACCOUNTING POLICIES

These condensed consolidated interim financial statements ("Interim Financial Statements") have been prepared in accordance with accounting principles generally accepted in the United States of America and are in Canadian dollars unless otherwise noted.

These Interim Financial Statements are comprised of the accounts of Fortis and its wholly owned subsidiaries and controlling ownership interests. All inter-company balances and transactions have been eliminated on consolidation, except as disclosed in Note 5.

These Interim Financial Statements do not include all of the disclosures required in the annual financial statements and should be read in conjunction with the Corporation's 2017 annual audited consolidated financial statements. In management's opinion, these Interim Financial Statements include all adjustments that are of a normal recurring nature, necessary for fair presentation.

The preparation of the Interim Financial Statements requires management to make estimates and judgments, including those related to regulatory decisions, that affect the reported amounts of, and disclosures related to, assets, liabilities, revenues and expenses. Actual results could differ from estimates.

The accounting policies applied herein are consistent with those outlined in the Corporation's 2017 annual audited consolidated financial statements, except as described below.

New Accounting Policies

Revenue
Effective January 1, 2018, Fortis adopted Accounting Standards Codification ("ASC") Topic 606, Revenue from Contracts with Customers, which clarifies the principles for recognizing revenue and requires additional disclosures. Fortis adopted the new standard using the modified retrospective approach, under which comparative periods are not restated and the cumulative impact is recognized at the date of adoption supplemented by additional disclosures (Note 6). Upon adoption, there were no adjustments to the opening balance of retained earnings.

Most of the Corporation's revenue is derived from energy sales and the provision of transmission services to customers based on regulator-approved tariff rates. Most contracts have a single performance obligation, being the delivery of energy or the provision of transmission services. Revenue is generally measured in kilowatt hours, gigajoules, or transmission load delivered. The billing of energy sales is based on customer meter readings, which occur systematically throughout each month. The billing of transmission services at ITC is based on peak monthly load.

FortisAlberta is a distribution company and is required by its regulator to arrange and pay for transmission services with the Alberta Electric System Operator. These services include the collection of transmission revenue from its customers, which is achieved through invoicing the customers' retailers through the transmission component of its regulator-approved rates. FortisAlberta reports revenue and expenses related to transmission services on a net basis.

Electricity, gas and transmission service revenue includes an unbilled revenue estimate for energy consumed or services provided since the last meter reading that have not been billed at the end of the accounting period. Sales estimates generally reflect an analysis of historical consumption in relation to key inputs, such as current energy prices, population growth, economic activity, weather conditions and system losses. Unbilled revenue accruals are adjusted in the periods actual consumption becomes known.

Generation revenue from non-regulated operations is recognized on delivery at contracted rates.

The Corporation estimates variable consideration at the most likely amount and reassesses its estimate at each reporting date until the amount is known. Variable consideration, including amounts subject to a future regulatory decision, is recognized as a refund liability until the Corporation is certain that it will be entitled to the consideration.

The Corporation's revenue excludes sales and municipal taxes collected from customers. Prior to the adoption of ASC Topic 606, Central Hudson recognized sales tax and FortisAlberta recognized municipal tax on a gross basis, in both revenue and expense. Effective January 1, 2018, the exclusion of these taxes from revenue resulted in a decrease in revenue of $12 million and $26 million for the three and six months ended June 30, 2018, respectively, compared to the same periods in 2017.

The Corporation has elected not to assess or account for any significant financing components associated with revenue billed in accordance with equal payment plans as the period between the transfer of energy to customers and the customers' payment will be less than one year.

The Corporation disaggregates revenue by regulatory status, service territory and substantially autonomous utility operations (Note 5). This represents the level of disaggregation used by the Corporation's President and Chief Executive Officer ("CEO") in allocating resources and evaluating performance.

Financial Instruments
Effective January 1, 2018, the Corporation adopted Accounting Standards Update ("ASU") No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities. Principally, it requires: (i) equity investments in unconsolidated entities not accounted for using the equity method to be measured at fair value through earnings; however, entities may elect to record equity investments without readily determinable fair values at cost, less impairment, and plus or minus subsequent adjustments for observable price changes; and (ii) financial assets and liabilities to be presented separately in these financial statement notes, grouped by measurement category and form. Adoption of this ASU did not impact the Interim Financial Statements.

Pension and Postretirement Benefit Costs
Effective January 1, 2018, the Corporation adopted ASU No. 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, which requires current service costs to be disaggregated and grouped in the statement of earnings with other employee compensation costs arising from services rendered. The other components of net periodic benefit costs must be presented separately and outside of operating income. Additionally, only the service cost component is eligible for capitalization. On adoption, the Corporation applied the presentation guidance retrospectively and the capitalization guidance prospectively. This resulted in a retrospective $4 million and $7 million reclassification from Operating Expenses to Other Income, Net for the three and six months ended June 30, 2017, respectively, in these Interim Financial Statements.